LEASE - Build-to-suit leases (Details) ¥ in Thousands	2 Months Ended	3 Months Ended	34 Months Ended
	Aug. 31, 2018 CNY (¥) lease	Sep. 30, 2019 lease	Oct. 31, 2017 lease
Third-party Lessor
Build-to-suit leases
Number of leases agreements with third-party lessor		3
Shanghai 3 Lease, Shanghai 4 Lease, Shanghai 6 Lease, and Shanghai 7 Lease
Build-to-suit leases
Number of buildings leased under build-to-suit lease			4
Shanghai 12 Lease and Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Number of leases agreements under third-party developer-lessor	2
Rent paid | ¥	¥ 0
Shanghai 12 Lease, Build-to-suit
Build-to-suit leases
Lease terms	15 years 8 months 12 days
Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Lease terms	20 years